UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: December 31 ,2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

December 31, 2008

Letter to Shareholders

Dear Shareholders,

The year 2008 was no fun for investors.  Major stock indexes experienced total returns including dividends from negative 33.8% to negative 54.5%.  (See Chart A)  Housing prices in some parts of the country were also down over 30%.  Unless you were prescient enough to put all your money into US government bonds, there were few places to make money in 2008.  CDs and money markets didn’t even create a real return above taxes and inflation for most people and even precious metals were down slightly.  The best most investors could have hoped for was that they lost a good bit less than the markets and avoided the huge mistakes.

Chart A: 2008 Scorecard
Index (Indexes generally do not have expenses)	Total Return
Lehman Bros US Gov’t/Credit Long Bond Index	+ 8.4%
Taxable Money Markets	+ 1.9%
Short-Term Bond Funds	- 4.2%
Intermediate Term Bond Funds	- 4.7%
ML US High Yield Bond Index	-26.4%
Russell 2000 (Small Stocks Index)	-33.8%
S&P 500 (Large Stocks Index)	-37.0%
NASDAQ Composite	-40.5%
MSCI EAFE (International major economies index)	-43.4%
MSCI Emerging Markets	-54.4%
Consumer Price Index (CPI) (12 mos thru Nov)	- 0.1%
Misc. sources including: Morningstar, Russell Investments, NASDAQ, Standard & Poors

Overall I am pleased with the STAAR Funds’ performance in 2008.  Five out our six funds beat their benchmark indexes and peer fund groups and at the end of January two of our six funds (AltCat and International) received the highest 5-star ranking by Morningstar.

Moreover we aggressively communicated with shareholders via our STAAR Reports.  Feedback has been positive and a number of shareholders were helped to reallocate their investments among the funds to manage risk.

Coming off one of the worst investment years in history we all hope for some better results going forward.  But the beginning of 2009 has seen the stock markets continue to struggle.

In the midst of mostly negative news and a generally pessimistic and even angry United States population, I see room for optimism.  Indeed, economic recovery will not happen overnight, but I see signs that the basics of our economy continue to work. And once more people see that the system continues to function, confidence will return to the markets.  I expect the beginnings of a new confidence to become apparent by the end of 2009 or early 2010 and the stock markets are likely to anticipate a recovery before most people see it.

“Is Chicken Little finally right?”  This is the fundamental question each investor should ask.  If the answer is “no,” then a return to sound historical investment principles is the best way to proceed.  Buy low and sell high.  Save and invest on a regular basis.  Don’t base your decisions on greed or fear.  Our study of bear markets and subsequent bull markets over the past 50 years showed an average market gain from the bear market bottoms of over 123%.  Assuming that the structure of the financial markets returns to a more normal functionality and the economy recovers as it has in the past, there is room for optimism.

There are no guarantees.  Each of us must weigh his or her objectives against risk and reward parameters that are intelligently formed.  This is an excellent time to review your plans and strategies with your advisors.  In the meantime, please be assured that we are doing all we can to serve you with wisdom, integrity, transparency and an overriding commitment to create positive returns for our shareholders.

We are profoundly thankful for your continued confidence and support.  On behalf of the trustees and staff, thank you.  Let’s all look ahead with optimism and strive to bring a positive attitude to all we do.  Optimism can be as catching and self-fulfilling as pessimism.

Sincerely,

J. André Weisbrod

Trustee

Management Discussion of Performance and Holdings, Annual Report Period Ending December 31, 2008

STAAR AltCat Fund

The combination of diversified holdings and a relatively large cash position helped keep the AltCat Fund ahead of the S&P 500 in of 2008.  We incrementally built up the conservative cash positions as the stock markets continued to deteriorate.  Unfortunately the severity of the economic problems was not visible until the October and November meltdown, which hurt nearly all sectors.

The best things we did in 2008 included incrementally increasing the Fund’s cash, staying away from the financial sector and overweighting the portfolio I the health care industry.  During the course of the year we sold portions of many of the worst performers.  The worst things we did included sticking with an energy and natural resources overweighting too long and not utilizing some available hedge positions, including precious metals and short ETFs.

Positions that helped soften the downturn included Vanguard Health care Fund, Live Oak Health Sciences Fund, iShares SP Global Health, and Mutual Discovery A Fund.  Disappointing performers included the Powershares Wilderhill, iShares South Korea, Eaton Vance Greater India and Franklin natural Resources funds.

The biggest change in our outlook since the June 30, 2008 Semi-annual report was the outlook on inflation.  In a very short time the economic bias toward inflation changed to a deflationary bias.  This particularly hurt our energy, natural resources and commodities positions.  However, we expect inflation to increase significantly once the economy starts to improve.  The massive deficit spending almost insures an inflationary environment within the next few years.

We are pleased to report that the STAAR Altcat Fund continues to receive a 5-star ranking from Morningstar and has out performed the S&P 500 and it’s peer group category for the last ten years.

STAAR General Bond Fund

Six months ago we wrote, “Determining the direction of interest rates has been difficult.  The slowing economy has put downward pressure on rates even as inflationary forces herald a need for rates to rise.”  By the end of the year the story had changed dramatically.  Consider Chart A.  US Treasury rates came down remarkably in response to the revelation of economic woes that heralded a more severe recession than most expected.  The bias toward inflation changed toward deflation short-term.

Chart A: Change in US Treasury Rates

Date	1 mo	6 mo	1 yr	2 yr	3 yr	5 yr	10 yr	20 yr	30 yr
12/29/2006	4.75	5.02	5.09	5.00	4.82	4.74	4.70	4.70	4.71
06/29/2007	4.28	4.82	4.93	4.91	4.87	4.89	4.92	4.96	5.03
12/31/2007	2.76	3.36	3.49	3.34	3.05	3.07	3.45	3.70	4.04
06/30/2008	1.60	1.90	2.17	2.36	2.63	2.91	3.34	3.61	3.99
12/31/2008	0.11	0.11	0.27	0.37	0.76	1.00	1.55	1.87	2.25
2 Yr Change	-4.64	-4.91	-4.82	-4.63	-4.06	-3.74	-3.15	-2.83	-2.46
% 2 Yr Change	-98%	-98%	-95%	-93%	-84%	-79%	-67%	-60%	-52%

Source: www.ustreas.gov

Our approach for the last few years has been to keep average maturities short, which has kept the Fund’s share price relatively stable, and this strategy worked well in 2008, though we did miss the opportunity for some gains experienced in longer government securities in the last few months of the year.  We also protected the portfolio by staying away from packaged and derivative mortgage securities that saw tremendous losses.

Corporate rates have not experienced the same level of decreases and rates on so-called “junk” bonds have remained high.  If the economy improves there could be a lowering of these rates and a corresponding increase in bond values.  However the gains could be short lived if inflation increases significantly.

Looking forward we think the risk of higher interest rates is significant enough to keep average maturities shorter. With a 52% to 98% drop in US Treasury rates it would be foolish to lock in long-term rates now. We continue to look for opportunities to increase yield while minimizing risk.

STAAR International Fund

International stock generally fared worse than the United States in 2008.  It is testament to the USA’s continued leadership position in the world economy that our troubles directly affect the rest of the world.

Our management strategy of incremental sales and increases in cash positions during the year softened the losses and allowed the INTF to outperform the EAFE and the majority of its peer funds in 2008.  Among our best holdings were the iShares Japan, Sextant International and Putnam Capital Opportunities A funds.

Developing nations were harder hit, largely due to their dependence on the USA and other larger countries to buy goods and services.  Hardest hit in our portfolio were the Eaton vance Greater India A, iShares South Korea, Templeton Developing Markets and Marsico International Opportunities funds.  Over the year we sold significant portions of these holdings.

Looking forward we will remain cautious and wait for clearer direction among the global economies.  We continue to believe the greatest upside potential will be found in the developing nations and we more recently took positions in the iShares Chile and BLDRS Emerging markets 50 Index funds.

We are pleased to report that the STAAR International Fund received a 5-Star ranking from Morningstar as of January 31, 2009.

STAAR Larger Company Stock Fund (LCSF)

While the LCSF was not able to avoid losses as the market tumbled, we were able to minimize losses through incrementally selling some stock assets and raising cash positions.  October and November saw stocks get clobbered, setting the stage for the worst one-year decline since the early 1930’s.

A weighting toward health care stocks helped along with better than average performance by the Franklin Rising Dividend, Mairs & Power Growth, heartland Select Value and Washington Mutual Investors funds.   Health specific exchange traded funds (ETFs) including iShares S&P Global Health, iShares DJ health and iShares DJ US Medical Devices held value better than most sectors.

The most disappointing positions were Navellier Mid-Cap Growth, Calamos Growth, Brandywine Blue and Dodge & Cox Stock funds.  As these became weaker we sold greater portions of these.

Entering 2009 we remain cautious and will be looking for opportunities as they arise.  However, until we can see marked economic improvement, we will maintain a more conservative positioning.

We are pleased to report that the STAAR Larger Company Fund received a 4-Star ranking from Morningstar as of January 31, 2009.

STAAR Short Term Bond Fund

For a discussion on interest rates and markets, see the STAAR General Bond Fund.  Our strategy to stay with shorter-term, high quality bonds kept the fund less volatile and allowed for a positive 2008 return.  We will continue to look for instruments that can increase the Fund’s yield while keeping risk as low as possible.

STAAR Smaller Company Stock Fund

2008 saw small companies generally perform slightly better than large companies.  The STAAR Smaller Company Stock Fund’s performance was somewhat disappointing.  In spite of management’s incremental increase in cash during the year, the performance of a number of the underlying managed funds was below average.

Among the most disappointing holdings were the Wasatch Small Cap Value, Royce Opportunity, Aberdeen Small Cap, Royce Microcap and Keeley Small Cap Value funds.  We will be evaluating these during the first quarter of 2009 to determine if the poor performance was an aberration or a reflection of management decisions that would cause us to reduce or eliminate these positions.

Our best performers included the iShares Russell 2000 Value Index, Franklin Microcap Value and Nationwide Small Company funds.

Looking forward we will be examining the portfolio with an eye to adjusting our core underlying funds.  We will maintain a healthy cash position and look for opportunities in specific sectors while waiting for the overall market to change its bear market character.

STAAR Investment Trust

Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR AltCat Fund	-16.77%	-32.48%	-32.48%	-4.8%	+1.68%	+3.78%	+2.72%	+3.16%
S&P 500 Index	-21.94%	-37.00%	-37.00%	-8.36%	-2.19%	-1.38%	+2.22%	+4.31%
Morningstar Large Blend Fds Avg	-22.11%	-37.79%	-37.79%	-9.03%	-2.47%	-0.84%	+1.31%	+3.08%

STAAR General Bond Fund -- A high-grade general bond portfolio of US Gov't, Gov't Agency and  Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR General Bond Fund	+2.42%	-1.88%	-1.88%	+2.09%	+1.37%	+3.41%	+4.08%	+3.90%
Lehman Bros Intermed Gov/Cred Index	+4.84%	+5.08%	+5.08%	+5.51%	+4.21%	+5.43%	+5.97%	+5.91%
Morningstar Intermed-Term Bd Fd Avg	-0.64%	-4.70%	-4.70%	+1.08%	+1.81%	+4.01%	+4.50%	+4.60%

International Fund -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR International Fund	-19.98%	-40.92%	-40.92%	-6.05%	+2.87%	+2.20%	+1.67%	+3.01%
EAFE Index	-19.95%	-43.38%	-43.38%	-7.35%	+1.66%	+0.80%	+1.85%	+7.64%
Morningstar Foreign Large Blend Fds	-20.89%	-43.99%	-43.99%	-7.67%	+1.21%	+0.90%	+2.44%	+2.48%

Larger Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Larger Company Stock Fund	-19.34%	-33.55%	-33.55%	-8.92%	-2.82%	-1.37%	+0.91%	+2.39%
S&P 500 Index	-21.94%	-37.00%	-37.00%	-8.36%	-2.19%	-1.38%	+2.22%	+4.31%
Morningstar Large Blend Funds Avg.	-22.11%	-37.79%	-37.79%	-9.03%	-2.47%	-0.84%	+1.31%	+3.08%

STAAR Investment Trust, 604 McKnightPark Dr., Pittsburgh, PA 15237

STAAR Investment Trust

STAAR Short Term Bond Fund -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Short Term Bond Fund	+0.81%	+0.19%	+0.19%	+2.69%	+1.58%	+3.37%	+4.61%	+4.54%
Lehman Bros 1-3 Year Govt Index	+3.04%	+6.66%	+6.66%	+5.95%	+4.11%	+4.81%	+5.18%	+5.20%
Morningstar Short-Term Bd Fd Avg	-1.78%	-4.23%	-4.23%	+0.96%	+1.23%	+3.38%	+3.68%	+3.81%

Smaller Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 12/31/08	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Smaller Company Stock Fund	-22.68%	-34.95%	-34.95%	-10.40%	-3.14%	+2.80%	+3.81%	+4.11%
Russell 2000 Index	-26.12%	-33.79%	-33.79%	-8.29%	-0.93%	+3.02%	+9.32%	+4.53%
Morningstar Small Blend Fds Avg	-26.41%	-36.56%	-36.56%	-10.07%	-1.30%	+4.39%	+5.12%	+6.03%

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-800-332-7738 P.I.N. 3370 or visit www.staarfunds.com

STAAR Investment Trust, 604 McKnightPark Dr., Pittsburgh, PA 15237

	STAAR General Bond Fund
	Schedule of Investments
	December 31,2008

Shares		Value

Short Term Corporate - 20.24%
100,000	Clorox Co., 4.20%, 1/15/2010**	$ 98,793
100,000	General Electric, 4.25%, 9/13/10	100,353
100,000	IB-Capital One, 5.70%, 9/15/11	93,251
50,000	IB-CP&L Energy, Inc., 5.95% 3/1/09	50,067
200,000	International Paper Co., 4.00%, 4/1/10	192,461
		534,925

Intermediate Corporate - 23.76%
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	50,301
100,000	IB-Alcoa, Inc., 5.375%, 1/15/13	86,462
100,000	IB-Home Depot, Inc., 5.25%, 12/16/13	93,380
200,000	IB-United Health Group, 4.75%, 2/10/14	175,822
50,000	Philip Morris International, 4.875%, 5/16/2013	50,143
100,000	IB-Merrill Lynch, 6.05%, 5/16/16	93,547
7,500	Pimco Corporate Opportunity Fund	78,450
		628,105
Short Term US Gov't/Gov't Agency - 36.44%
200,000	Federal Home Loan Bank, 3.42%, 2/25/11	200,812
100,000	Federal Home Loan Bank Dis, 0%, 3/9/09	99,990
100,000	Federal Home Loan Bank Dis, 0%, 9/22/09	99,600
50,000	Federal National Mortgage Association, 3.80%, 2/25/11	50,828
43,000	IB-Fed National MTG ASSN, 4.375%, 6/21/10	45,069
50,000	IB-Fed HM LN BK, 5.355%, 1/5/09	50,016
100,000	IB-Fed HM LN BK, 3.30%, 3/17/11**	100,469
100,000	IB-Fed HM LN MTG CP, 4.375%, 11/9/11	107,768
25,000	IB-Fed National MTG ASSN, 3.55%, 6/17/10	25,016
50,000	IB-Fed National MTG ASSN, 4.125%, 7/21/11	50,094
11,000	Blackrock Broad Investment Grade	133,650
		963,312
Intermediate US Gov't/Gov't Agency - 11.44%
300,000	IB-Fed National MTG ASSN, 4.50%, 5/28/15**	302,531

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $2,523,156) - 91.88%		2,428,873

SHORT TERM INVESTMENTS - 7.66%
202,395	Short-term Investment Company Prime Portfolio 1.00% * (Cost $202,395)	202,395

TOTAL INVESTMENTS (Cost $2,725,551) - 99.53%		2,631,268

OTHER ASSETS LESS LIABILITIES - 0.47%		12,354

NET ASSETS - 100.00%		$ 2,643,622

* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
**Callable bond in the year 2009.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund
	Schedule of Investments
	December 31,2008

Shares		Value

Short Term Corporate - 19.23%
300,000	Clorox Co., 4.20%, 1/15/2010**	$ 296,378
75,000	General Electric, 4.25%, 9/13/10	75,265
50,000	IB-Capital One, 5.70%, 9/15/11	46,625
200,000	International Paper Co., 4.00%, 4/1/10	192,461
100,000	IB-Merrill Lynch, 5.77%, 7/25/11	98,813
		709,542

Short Term US Gov't/Gov't Agency - 30.48%
100,000	Federal Home Loan Bank, 3.42%, 2/25/11	100,406
100,000	Federal Home Loan Bank Dis, 0%, 1/5/09	100,000
200,000	Federal Home Loan Bank Dis, 0%, 3/4/09	199,980
200,000	Federal National Mortgage Association, 3.80%, 2/25/11	203,313
300,000	IB-Fed Farm Credit BK, 3.10%, 2/25/11**	304,407
100,000	IB-Fed HM LN BK, 3.30%, 3/17/11**	100,469
15,000	IB-Fed HM LN BK, 3.66%, 9/30/10	15,656
15,000	IB-Fed HM LN BK, 4.10%, 11/12/09	15,445
7,000	Blackrock Broad Investment Grade	85,050
		1,124,726

TOTAL FOR BONDS (Cost $1,852,548) - 49.71%		1,834,268

SHORT TERM INVESTMENTS - 50.11%
1,849,122	Federated Prime Obligations Fund 1.00% * (Cost $1,849,122)	1,849,122

TOTAL INVESTMENTS (Cost $3,701,670) - 99.81%		3,683,390

OTHER ASSETS LESS LIABILITIES - 0.19%		6,861

NET ASSETS - 100.00%		$ 3,690,251

* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
**Callable bond in the year 2009.
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund
	Schedule of Investments
	December 31,2008

Shares		Value

Alternative Categories - 0.77%
700	Pengrowth Energy Trust	$ 5,334
200	Prudhoe Bay Royality Trust	14,668
		20,002
Larger Company Stocks - 69.50%
10,719	American Fundamental Investors Fund Class-F	267,641
7,738	American Washington Mutual Investors Fund Class-F	165,291
6,850	Brandywine Blue*	135,775
440	Calamos Growth Fund Class-A*	12,829
2,383	Dodge & Cox Stock Fund	177,235
12,520	Franklin Rising Dividends Fund Class-A	299,843
12,581	Heartland Select Value	227,335
200	I-Shares DJ US Healthcare Sector Index	10,738
600	I-Shares DJ US Medical Devices Index	22,968
300	I-Shares GSSI Natural Resources Index Fund	7,596
1,900	I-Shares S&P 500 Index	171,589
300	I-Shares S&P Global Energy Fund	8,778
4,735	Mairs & Power Growth	248,630
200	Medtronic, Inc.	6,284
1,202	Navellier Midcap Growth Portfolio*	19,439
2,197	Tocqueville Fund	33,992
		1,815,963

Larger Company Hedge - 1.36%
500	Proshares Ultrashort S&P 500 Index	35,470

TOTAL FOR SECURITIES (Cost $2,278,694) - 71.63%		1,871,435

SHORT TERM INVESTMENTS - 28.41%
742,397	Federated Prime Obligations Fund 1.00% ** (cost $742,397)	742,397

TOTAL INVESTMENTS (Cost $3,021,091) - 100.04%		2,613,832

OTHER LIABILITIES LESS ASSETS - (0.04)%		(1,115)

NET ASSETS - 100.00%		$ 2,612,717

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund
	Schedule of Investments
	December 31,2008

Shares		Value

Smaller Company Stocks - 69.86%
400	Cal-Maine Foods, Inc.	$ 11,480
10,117	Columbia Acorn Fund Class-Z	179,175
11,547	Franklin Microcap Value Fund	245,721
2,300	Ishares Russell 2000 Index Fund	113,252
2,000	Ishares Russell 2000 Value Index Fund	98,340
9,063	Keeley Smallcap Value Fund Class-A*	147,902
1,000	Powershares Wilderhill Clean Energy*	8,620
19,408	Royce Microcap Investment Fund	173,312
19,747	Royce Opportunity Fund	109,992
250	Rydex Inverse 2X Russell 2000	21,715
7,744	Satuit Capital Microcap Fund Class-A*	127,386
100	Terra Nitrogen Co., L.P.	9,425
15,083	The Aberdeen Small Cap Fund Class A	131,821
80,802	Wasatch Smallcap Value Fund*	150,291
		1,528,432

TOTAL FOR SECURITIES (Cost $2,315,498) - 69.86%		1,528,432

SHORT TERM INVESTMENTS - 30.19%
660,509	Federated Prime Obligations Fund 1.00% ** (cost $660,509)	660,509

TOTAL INVESTMENTS (Cost $2,976,007) - 100.05%		2,188,941

OTHER ASSETS LESS LIABILITIES - (0.05)%		(1,048)

NET ASSETS - 100.00%		$ 2,187,893

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund
	Schedule of Investments
	December 31,2008

Shares		Value

International - 67.42%
10,376	American Europacific Growth Fund Class-F	$ 289,296
14,530	Credit Suisse International Focus Fund	159,243
551	Eaton Vance Greater India Fund Class-A	6,644
7,676	Harbor International Institutional Fund	307,950
1,000	I-Shares MSCI Australia Index Fund	14,010
200	I-Shares MSCI Chile Index Fund	5,964
4,500	I-Shares MSCI EAFE Index Fund	201,870
2,000	I-Shares MSCI Japan Index Fund	19,160
1,500	I-Shares MSCI Malaysia Index Fund	10,935
1,000	I-Shares MSCI Singapore Index Fund	7,050
250	I-Shares MSCI S&P Latin America Index Fund	6,368
4,281	Marsico International Opportunities Fund	37,418
10,079	Putnam International Capital Opportunities Fund Class-A	195,628
11,292	Sextant International Institutional Fund	130,872
39,962	Templeton Foreign Fund Class A	177,430
		1,569,838

International Hedge - 1.89%
500	Proshares Ultrashort MSCI EAFE	44,085

Developing Markets - 6.97%
300	Builders Emerging Markets 50 ADR Index	8,193
11,960	Templeton Developing Markets Fund Class A	154,043
		162,236

TOTAL FOR SECURITIES (Cost $1,945,965) - 76.28%		1,776,159

SHORT TERM INVESTMENTS - 23.83%
555,004	Federated Prime Obligations Fund 1.00% * (cost $555,004)	555,004

TOTAL INVESTMENTS (Cost $2,500,969) - 100.11%		2,331,163

OTHER LIABILITIES LESS ASSETS - (0.11)%		(2,610)

NET ASSETS - 100.00%		$ 2,328,553

* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Alternative Categories Fund
	Schedule of Investments
	December 31,2008

Shares		Value

Alternative Categories - 20.21%
200	DJ Wilshire REIT Exchange Traded Fund	$ 8,106
1,000	First Trust-ISE Revere Natural Gas	11,780
5,053	Franklin Natural Resources Fund Class-A	97,986
11,231	Live Oak Health Sciences Fund*	102,650
1,300	Powershares DB Commodity Index Track Fund*	27,547
600	Powershares Cleantech Portfolio*	10,884
200	Prudhoe Bay Royality Trust	14,668
2,149	Vanguard Energy Fund	94,837
1,102	Vanguard Health Care Fund	111,824
		480,282
Global - 10.21%
1,170	American Smallcap World Fund Class-F*	23,990
7,996	Franklin Mutual Discovery Fund Class-A	178,305
800	Market Vectors-Nuclear Energy ETF*	15,736
600	SPDR FTSE Macquarie Global Infrastructure 100 ETF	24,594
		242,625
International - 10.07%
118	Eaton Vance Greater India Fund Class-A	1,417
1,500	I-Shares MSCI Australia Index Fund	21,015
200	I-Shares MSCI Chile Index Fund	5,964
950	I-Shares MSCI EAFE Index Fund	42,617
900	I-Shares MSCI EAFE Value Index Fund	36,495
1,000	I-Shares MSCI Japan Index Fund	9,580
1,000	I-Shares MSCI Malaysia Index Fund	7,290
1,000	I-Shares MSCI Singapore Index Fund	7,050
200	I-Shares MSCI Spain Index Fund	7,566
250	I-Shares S&P Latin America 40 Index Fund Class-F	6,368
3,849	Ivy Pacific Opportunities Fund Class-A	33,871
3,620	Matthews Asian Growth & Income Fund	41,591
600	WisdomTree International Financial Sector Fund	6,858
500	WisdomTree International Utilities Sector Fund	11,715
		239,397
International Hedge - 0.74%
200	Proshares Ultrashort MSCI EAFE	17,634

Larger Company Hedge - 0.90%
300	Proshares Ultrashort S&P 500 Index	21,282

Larger Company Stocks - 10.08%
300	I-Shares DJ US Basic Materials Sector Fund	11,127
800	I-Shares DJ US Health Care Sector Index Fund	42,952
1,200	I-Shares DJ US Medical Devices Index Fund	45,936
450	I-Shares S&P 500/Barra Value Index Fund	40,640
600	I-Shares S&P US Preferred Stock Index Fund	17,526
1,054	Muhlenkamp Fund*	40,668
5,839	Neuberger Berman Focus Fund Class-Advisor	40,695
		239,544
Intermediate Corporate - 4.40%
10,000	Pimco Corporate Opportunity Fund	104,600

Smaller Company Stocks - 3.06%
200	ICU Medical, Inc.*	6,628
750	Ishares Russell 2000 Index Fund	36,930
200	Quality Systems, Inc.	8,724
100	Terra Nitrogen Co., L.P.	9,425
1,200	United Guardian Inc.	11,040
		72,747
Developing Markets - 0.35%
300	Builders Emergining Markets 50 ADR Index	8,193

TOTAL FOR SECURITIES (Cost $1,753,196) - 60.02%		1,426,304

SHORT TERM INVESTMENTS - 39.98%
949,958	Federated Prime Obligations Fund 1.00% ** (cost $949,958)	949,958

TOTAL INVESTMENTS (Cost $2,703,154) - 100.00%		2,376,262

OTHER ASSETS LESS LIABILITIES - (0.00)%		(93)

NET ASSETS - 100.00%		$ 2,376,169

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trusts
Statements of Assets and Liabilities
December 31, 2008

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value
(Cost $2,725,551; $3,701,670; $3,021,091; $2,976,007;	$ 2,631,268	$ 3,683,390	$ 2,613,832	$ 2,188,941	$ 2,331,163	$ 2,376,262
$2,500,969; $2,703,154, respectively)
Receivables:
Securities Sold			3,943	-
Prepaid Expenses	1,049
Dividends and Interest	25,055	22,991	5,024	960	793	2,999
Total Assets	2,657,372	3,706,381	2,622,799	2,189,901	2,331,956	2,379,261
Liabilities:
Payables:
Accrued Management Fees to Affiliate	253	350	753	627	675	689
Other Accrued Expenses	1,860	3,251	1,626	1,381	1,462	1,532
Payable to Custodian Bank	11,494	12,500
Dividends Payable	143	29			1,266	871
Securities Purchased	-	-	7,703	-	-	-
Total Liabilities	13,750	16,130	10,082	2,008	3,403	3,092
Net Assets	$ 2,643,622	$ 3,690,251	$ 2,612,717	$ 2,187,893	$ 2,328,553	$ 2,376,169

Net Assets Consist of:
Paid In Capital	$ 2,848,334	$ 3,707,822	$ 3,333,590	$ 3,620,640	$ 2,564,852	$ 2,769,714
Accumulated Undistributed Net Investment Income (Loss) on Investments	31,382	5,474	(189,969)	(292,945)	(66,752)	(66,815)
Accumulated Undistributed Realized Gain (Loss) on Investments	(141,811)	(4,765)	(123,645)	(352,736)	259	162
Unrealized Appreciation/(Depreciation) in Value of Investments	(94,283)	(18,280)	(407,259)	(787,066)	(169,806)	(326,892)
Net Assets (for 273,961; 400,701; 289,430; 295,390;	$ 2,643,622	$ 3,690,251	$ 2,612,717	$ 2,187,893	$ 2,328,553	$ 2,376,169
267,719; 243,898, shares outstanding respectively)
Net Asset Value and Offering Price Per Share	$ 9.65	$ 9.21	$ 9.03	$ 7.41	$ 8.70	$ 9.74

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trusts
Statements of Operations
For the year ended December 31, 2008

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends (Net of foreign taxes withheld $0, $0, $0, $0,
$5,049 and $836, respectively	$ 22,964	$ 3,087	$ 38,041	$ 9,786	$ 45,485	$ 36,225
Interest	167,484	58,466	15,578	14,473	18,112	17,764
Total Investment Income	190,448	61,553	53,619	24,259	63,597	53,989

Expenses:
Advisory Fees (Note 3)	14,119	6,201	32,107	27,356	32,991	27,990
Distribution Fees	4,052	1,844	446	413	1,378	555
Transfer Agent and Fund Accounting Fees	10,962	5,785	9,636	8,206	9,617	8,452
Administrative Fees	4,799	2,042	4,398	3,749	4,596	3,829
Audit Fees	7,236	3,736	6,383	5,417	6,363	5,365
Legal Fees	3,879	1,891	3,450	2,931	3,492	2,873
Custody Fees	3,313	2,039	3,189	2,897	3,337	2,816
Pricing Fees	1,820	932	1,622	1,380	1,642	1,348
Insurance Fees	2,558	900	2,467	2,108	2,740	1,898
Compliance Fees	3,070	1,089	2,900	2,480	3,154	2,299
Director's Fees	1,450	931	1,315	1,116	1,235	1,153
Other	227	787	1,058	2,402	2,164	1,360
Total Expenses	57,485	28,177	68,971	60,455	72,709	59,938

Net Investment Income	132,963	33,376	(15,352)	(36,196)	(9,112)	(5,949)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(135,612)	4,398	(123,645)	(352,737)	232,392	179,668
Net Change in Unrealized Appreciation (Depreciation) on Investments	(128,218)	(23,238)	(1,273,160)	(884,773)	(2,137,943)	(1,356,215)
Net Realized and Unrealized Gain (Loss) on Investments	(263,830)	(18,840)	(1,396,805)	(1,237,510)	(1,905,551)	(1,176,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (130,867)	$ 14,536	$ (1,412,157)	$ (1,273,706)	$ (1,914,663)	$ (1,182,496)

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 132,963	$ 111,725
Net Realized Gain/(Loss) on Investments	(135,612)	(142)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(128,218)	28,850
Net Increase/(Decrease) in Net Assets Resulting from Operations	(130,867)	140,433

Distributions to Shareholders from:
Net Investment Income	(118,710)	(127,201)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(118,710)	(127,201)

Capital Share Transactions:
Proceeds from Sale of Shares	1,811,916	204,710
Shares Issued on Reinvestment of Dividends	118,402	126,653
Cost of Shares Redeemed	(2,035,120)	(1,035,503)
Net Increase from Shareholder Activity	(104,802)	(704,140)

Net Assets:
Net Increase/(Decrease) in Net Assets	(354,379)	(690,908)
Beginning of Period	2,998,001	3,688,909
End of Period (Including Accumulated Undistributed Net
Investment Income of $31,382 and $20,128, respectively)	$ 2,643,622	$ 2,998,001

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 33,376	$ 45,678
Net Realized Gain on Investments	(4,398)	64
Net Change in Unrealized Appreciation on Investments	(23,238)	13,306
Net Increase in Net Assets Resulting from Operations	14,536	59,048

Distributions to Shareholders from:
Net Investment Income	(28,225)	(47,553)
Realized Gains	-	-
Return of Capital	(8,845)	-
Net Change in Net Assets from Distributions	(37,070)	(47,553)

Capital Share Transactions:
Proceeds from Sale of Shares	2,664,207	537,049
Shares Issued on Reinvestment of Dividends	36,983	47,164
Cost of Shares Redeemed	(347,351)	(731,131)
Net Increase from Shareholder Activity	2,353,839	(146,918)

Net Assets:
Net Increase in Net Assets	2,331,305	(135,423)
Beginning of Period	1,358,946	1,494,369
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $5,474 and $9,167, respectively)	$ 3,690,251	$ 1,358,946

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (15,352)	$ (26,466)
Net Realized Gain on Investments	(123,645)	322,187
Net Change in Unrealized Appreciation on Investments	(1,273,160)	(136,717)
Net Increase in Net Assets Resulting from Operations	(1,412,157)	159,004

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(300,952)
Net Change in Net Assets from Distributions	-	(300,952)

Capital Share Transactions:
Proceeds from Sale of Shares	135,144	228,775
Shares Issued on Reinvestment of Dividends	-	299,838
Cost of Shares Redeemed	(532,585)	(452,611)
Net Increase from Shareholder Activity	(397,441)	76,002

Net Assets:
Net Increase in Net Assets	(1,809,598)	(65,946)
Beginning of Period	4,422,315	4,488,261
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(189,969) and $(174,617), respectively)	$ 2,612,717	$ 4,422,315

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (36,196)	$ (45,204)
Net Realized Gain on Investments	(352,737)	656,237
Net Change in Unrealized Appreciation on Investments	(884,773)	(737,496)
Net Increase in Net Assets Resulting from Operations	(1,273,706)	(126,463)

Distributions to Shareholders from:
Net Investment Income	-	(148,801)
Realized Gains	-	(462,063)
Net Change in Net Assets from Distributions	-	(610,864)

Capital Share Transactions:
Proceeds from Sale of Shares	45,891	141,223
Shares Issued on Reinvestment of Dividends	-	608,408
Cost of Shares Redeemed	(626,092)	(821,415)
Net Increase from Shareholder Activity	(580,201)	(71,784)

Net Assets:
Net Increase in Net Assets	(1,853,907)	(809,111)
Beginning of Period	4,041,800	4,850,911
End of Period (Including Accumulated Undistributed Net
Investment Income of $(292,945) and $(256,748), respectively)	$ 2,187,893	$ 4,041,800

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (9,112)	$ 28,248
Net Realized Gain on Investments	232,392	529,605
Net Change in Unrealized Appreciation on Investments	(2,137,943)	239,671
Net Increase in Net Assets Resulting from Operations	(1,914,663)	797,524

Distributions to Shareholders from:
Net Investment Income	-	(84,666)
Realized Gains	(232,133)	(473,227)
Net Change in Net Assets from Distributions	(232,133)	(557,893)

Capital Share Transactions:
Proceeds from Sale of Shares	87,048	365,780
Shares Issued on Reinvestment of Dividends	230,867	555,623
Cost of Shares Redeemed	(1,680,066)	(702,035)
Net Increase from Shareholder Activity	(1,362,151)	219,368

Net Assets:
Net Increase in Net Assets	(3,508,947)	458,999
Beginning of Period	5,837,500	5,378,501
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(66,752) and $(57,639), respectively)	$ 2,328,553	$ 5,837,500

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (5,949)	$ (2,888)
Net Realized Gain on Investments	179,668	226,568
Net Change in Unrealized Appreciation on Investments	(1,356,215)	229,177
Net Increase in Net Assets Resulting from Operations	(1,182,496)	452,857

Distributions to Shareholders from:
Net Investment Income	-	(40,330)
Realized Gains	(179,506)	(182,573)
Net Change in Net Assets from Distributions	(179,506)	(222,903)

Capital Share Transactions:
Proceeds from Sale of Shares	252,140	557,395
Shares Issued on Reinvestment of Dividends	178,635	221,847
Cost of Shares Redeemed	(514,339)	(282,489)
Net Increase from Shareholder Activity	(83,564)	496,753

Net Assets:
Net Increase in Net Assets	(1,445,566)	726,707
Beginning of Period	3,821,735	3,095,028
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(66,815) and $(60,866), respectively)	$ 2,376,169	$ 3,821,735

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 10.14	$ 10.11	$ 10.06	$ 10.45	$ 10.75	$ 10.99

Income From Investment Operations:
Net Investment Income *	0.33	0.35	0.35	0.35	0.31	0.39
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.51)	0.10	0.01	(0.34)	(0.25)	0.05
Total from Investment Operations	(0.18)	0.45	0.36	0.01	0.06	0.44

Distributions:
From Net Investment Income	(0.31)	(0.42)	(0.31)	(0.40)	(0.36)	(0.49)
From Net Realized Gain	-	-	-	-	-	(0.19)
Total from Distributions	(0.31)	(0.42)	(0.31)	(0.40)	(0.36)	(0.68)

Net Asset Value, at End of Period	$ 9.65	$ 10.14	$ 10.11	$ 10.06	$ 10.45	$ 10.75

Total Return **	(1.74)%	4.53%	3.73%	0.11%	0.50%	4.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,644	$ 2,998	$ 3,688	$ 1,791	$ 2,364	$ 2,923
Ratio of Expenses to Average Net Assets	1.44%	1.56%	1.33%	1.31%	1.60%	1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.32%	3.48%	3.47%	3.40%	2.88%	3.56%
Portfolio Turnover	103.60%	30.22%	40.48%	17.84%	31.80%	35.97%
Such Ratios are After Effect of Expenses Waived	-	-	$ 0.01	$ 0.02	-	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 9.38	$ 9.30	$ 9.21	$ 9.40	$ 9.85	$ 11.02

Income From Investment Operations:
Net Investment Income *	0.17	0.31	0.28	0.24	0.24	0.50
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)	0.10	0.04	(0.23)	(0.26)	0.15
Total from Investment Operations	0.02	0.41	0.32	0.01	(0.02)	0.65

Distributions:
From Net Investment Income	(0.19)	(0.33)	(0.23)	(0.20)	(0.31)	(0.86)
From Net Realized Gain	-	-	-	-	(0.12)	(0.96)
Total from Distributions	(0.19)	(0.33)	(0.23)	(0.20)	(0.43)	(1.82)

Net Asset Value, at End of Period	$ 9.21	$ 9.38	$ 9.30	$ 9.21	$ 9.40	$ 9.85

Total Return **	0.19%	4.41%	3.50%	0.07%	(0.14)%	5.88%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,690	$ 1,358	$ 1,494	$ 983	$ 602	$ 415
Ratio of Expenses to Average Net Assets	1.58%	1.41%	1.12%	1.02%	1.53%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.87%	3.33%	3.04%	2.60%	2.49%	4.57%
Portfolio Turnover	115.00%	41.49%	11.79%	48.02%	86.65%	8.53%
Such Ratios are After Effect of Expenses Waived	-	-	$ 0.01	$ 0.03	-	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 13.56	$ 14.05	$ 13.14	$ 12.67	$ 11.45	$ 9.49

Income From Investment Operations:
Net Investment Income *	(0.05)	(0.09)	(0.08)	(0.12)	(0.11)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.48)	0.59	1.32	0.59	1.33	2.03
Total from Investment Operations	(4.53)	0.50	1.24	0.47	1.22	1.96

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(0.99)	(0.33)	-	-	-
Total from Distributions	-	(0.99)	(0.33)	-	-	-

Net Asset Value, at End of Period	$ 9.03	$ 13.56	$ 14.05	$ 13.14	$ 12.67	$ 11.45

Total Return **	(33.41)%	3.57%	9.44%	3.69%	10.65%	20.65%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,613	$ 4,422	$ 4,488	$ 4,786	$ 5,014	$ 4,086
Ratio of Expenses to Average Net Assets	1.91%	1.90%	1.84%	1.97%	1.94%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.42)%	(0.59)%	(0.56)%	(0.94)%	(0.92)%	(0.71)%
Portfolio Turnover	15.99%	36.83%	22.95%	14.00%	35.19%	46.31%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 11.38	$ 13.87	$ 14.85	$ 15.43	$ 14.53	$ 10.29

Income From Investment Operations:
Net Investment Income *	(0.11)	(0.14)	(0.17)	(0.23)	(0.26)	(0.19)
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.86)	(0.33)	2.26	1.04	2.10	4.43
Total from Investment Operations	(3.97)	(0.47)	2.09	0.81	1.84	4.24

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(2.02)	(3.07)	(1.39)	(0.94)	-
Total from Distributions	-	(2.02)	(3.07)	(1.39)	(0.94)	-

Net Asset Value, at End of Period	7.41	$ 11.38	$ 13.87	$ 14.85	$ 15.43	$ 14.53

Total Return **	(34.89)%	(3.40)%	14.22%	5.22%	12.69%	41.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,188	$ 4,041	$ 4,850	$ 5,026	$ 5,551	$ 4,592
Ratio of Expenses to Average Net Assets	1.96%	1.92%	1.83%	1.96%	1.94%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.17)%	(0.98)%	(1.06)%	(1.50)%	(1.73)%	(1.61)%
Portfolio Turnover	16.27%	40.26%	37.46%	23.04%	33.58%	45.72%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 16.33	$ 15.62	$ 13.54	$ 11.59	$ 9.74	$ 7.40

Income From Investment Operations:
Net Investment Income *	(0.03)	0.09	(0.01)	(0.04)	(0.06)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(6.64)	2.35	2.90	1.99	1.91	2.33
Total from Investment Operations	(6.67)	2.44	2.89	1.95	1.85	2.35

Distributions:
From Net Investment Income	-	(0.09)	-	-	-	(0.01)
From Net Realized Gain	(0.96)	(1.64)	(0.81)	-	-	-
Total from Distributions	(0.96)	(1.73)	(0.81)	-	-	(0.01)

Net Asset Value, at End of Period	$ 8.70	$ 16.33	$ 15.62	$ 13.54	$ 11.59	$ 9.74

Total Return **	(40.82)%	15.63%	21.38%	16.82%	18.96%	31.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,329	$ 5,837	$ 5,378	$ 4,750	$ 4,033	$ 3,032
Ratio of Expenses to Average Net Assets	1.96%	1.92%	1.86%	1.99%	1.96%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	0.51%	(0.06)%	(0.34)%	(0.63)%	0.24%
Portfolio Turnover	21.47%	18.46%	15.66%	16.23%	16.99%	29.10%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	$ 0.02

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 15.58	$ 14.46	$ 14.28	$ 13.25	$ 11.77	$ 9.17

Income From Investment Operations:
Net Investment Income *	(0.03)	(0.01)	(0.08)	(0.13)	(0.14)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(5.01)	2.09	1.75	1.70	1.62	2.70
Total from Investment Operations	(5.04)	2.08	1.67	1.57	1.48	2.60

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	(0.80)	(0.96)	(1.49)	(0.54)	-	-
Total from Distributions	(0.80)	(0.96)	(1.49)	(0.54)	-	-

Net Asset Value, at End of Period	$ 9.74	$ 15.58	$ 14.46	$ 14.28	$ 13.25	$ 11.77

Total Return **	(32.37)%	14.45%	11.65%	11.91%	12.55%	28.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,376	$ 3,821	$ 3,095	$ 3,445	$ 2,955	$ 2,266
Ratio of Expenses to Average Net Assets	1.90%	1.91%	1.89%	2.01%	2.01%	1.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(0.08)%	(0.55)%	(0.94)%	(1.18)%	(0.97)%
Portfolio Turnover	32.95%	19.88%	11.08%	35.48%	28.35%	33.19%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings;

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

(ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The  following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

GBF                                                                   Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $            -                        $               -

Level 2 – Significant Other Observable Inputs                 -                            2,631,268

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $           -                         $ 2,631,268

STBF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $            -                         $              -

Level 2 – Significant Other Observable Inputs                 -                           3,683,390

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $           -                         $3,683,390

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

LCSF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,613,832                        $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                     $2,613,832                        $         -

SCSF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,188,941                        $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                    $2,188,941                         $         -

INTF                                                                  Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,331,163                        $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                    $2,331,163                         $         -

ACF                                                                   Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,376,262                        $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                     $2,376,262                        $         -

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

In 2006, the Board of Trustees approved  a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board extended the Management Agreement in 2007 and in 2008 for the period of April 1, 2008 to March 31, 2009.  The 2008 extension provides that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.

The president of the investment Advisor is the organizer of the Trust.  The Management Agreement provides for an expense reimbursement from the investment Advisor if the Trust’s total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified.  The Management Agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years.  Such costs continued to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Certain affilitated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2008, as follows:

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2008 was $2,848,334 representing 273,961 shares outstanding for the GBF, $3,707,822 representing 400,701 shares outstanding for the STBF, $3,333,590 representing 289,430 shares outstanding for the LCSF, $3,620,640 representing 295,390 shares outstanding for the SCSF, $2,564,852 representing 267,719 shares outstanding for the INTF, $2,769,714 representing 243,898 shares outstanding for the ACF.  Transactions in capital shares were as follows:

Note 5. Investment Transactions

For the year ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and  short-term investments  aggregated $3,360,462 and $3,248,993 for the GBF, $1,945,576 and $1,290,000 for the STBF, $477,713 and $1,164,080 for the LCSF, $407,971 and $1,310,625 for the SCSF, $638,257 and $2,195,566 for the INTF, $814,844 and $1,327,031 for the ACF, respectively.

Note 6. Tax Matters

At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$25,223	$(119,506)	$(94,283)

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$12,923	$(31,203)	$(18,280)

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$164,280	$(571,539)	$(407,259)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$45,438	$(832,504)	$(787,066)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$189,764	$(359,570)	$(169,806)

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$95,387	$(422,279)	$(326,892)

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income	$31,382
Undistributed long-term capital loss	(141,811)
Unrealized depreciation on investments	(94,283)

STBF	Value
Undistributed ordinary income	$5,474
Undistributed long-term capital loss	(4,765)
Unrealized depreciation on investments	(18,280)

LCSF	Value
Undistributed ordinary loss	$(189,969)
Undistributed long-term capital loss	(123,645)
Unrealized depreciation on investments	(407,259)

SCSF	Value
Undistributed ordinary loss	$(292,945)
Undistributed long-term capital loss	(352,736)
Unrealized depreciation on investments	(787,066)

INTF	Value
Undistributed ordinary loss	$(66,752)
Undistributed long-term capital gain	259
Unrealized depreciation on investments	(169,806)

ACF	Value
Undistributed ordinary loss	$(66,815)
Undistributed long-term capital gain	162
Unrealized depreciation on investments	(326,892)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

The tax-basis components of distributions paid in 2008 are as follows:

As of December 31, 2008, the following net capital loss carryforwards existed for federal income tax purposes:

The above capital loss caryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Subsequent Event

An additional distribution to GBF shareholders of record on December 31, 2008 aggregating $8,708 ($0.0325 per share) was declared and paid on March 2, 2009.

Carson & Co, LLC
CERTIFIED PUBLIC ACCOUNTANTS

SUITE 1006 VILLAGE COMMONS
SEWICKLEY, PA 15143
TELE•(412) 741-8588
FAX•(412) 741-0833
WEB• carsonco.com

Registered - Public Company
Accounting Oversight Board
Member - American Institute of
Certified Public Accountants
Pennsylvania Institute of
Certified Public Accountants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended . These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the six years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Carson & Co, LLC

Carson & Co, LLC
Sewickley, Pennsylvania
March 13, 2009

STAAR Investment Trust
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$987.94	$7.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.74	$7.53

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$999.96	$7.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$7.38

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$665.93	$8.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.58	$9.70

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$715.67	$8.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.02	$10.26

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$669.85	$8.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.22	$10.06

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$710.25	$8.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.32	$9.96

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES AND OFFICERS

DECEMBER 31, 2008 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
J. Andre Weisbrod 2698 Hunters Point Dr. Wexford, PA 15090, 59	President/Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	President, STAAR Financial Advisors, Board Of Directors Entrepreneurial Thursdays
Richard Levkoy 103 Skrabut Lane Sewickley, PA 15143, 56	Trustee	Continuous, 8 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith 736 Beaver Street Sewickley, PA 15143, 70	Trustee	Continuous, 9.5 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 400 Broad Street STE 205 P.O. Box 35 Sewickley, PA 15143, 60	Secretary/Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2008

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15218

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

201 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  The Trust adopted a Code of Ethics on November 19, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000.  The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005.  The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

Item 3. Audit Committee Financial Expert.  Richard Levkoy, an accountant and member of the Trust’s Board of Trustees is the designated audit committee financial expert.

Item 4. Principal Accountant Fees and Services.  The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2008 annual audit and related services for the Trust and billed the Trust $39,345 for these services.

(a)  Audit Fees

FY 2008

$ 26,790

FY 2007

$ 24,636

(b) Audit-Related Fees

FY 2008

$ 7,021

FY 2007

$ 5,162

(c) Tax Fees

FY 2008

$ 5,352

FY 2007

$ 3,668

Nature of the fees:

Preparation of tax returns

(d)  All Other Fees

FY 2008

$ 182

FY 2007

$ 476

(e)(1)  Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2)  Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2008

$ 5,352

FY 2007

$ 3,668

(h)       Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.  Not applicable tp p[em-end investment companies.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)   The Board of Trustees has adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

(b)   The Trust has engaged Mutual Shareholder Services, LLC (MSS), 8000 Town Centre Dr., STE 400, Broadview Heights, OH  44147 to provide financial reporting and fund accounting services.  Pursuant to the Agreement with MSS the registrant retains ultimate control over financial reporting.

Item 12.  Exhibits.

(a)        Any code of ethics or amendment thereto.  Previously filed with 2000 Prospectus and SAI.

(b)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(c)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Staar Investments Trust

By /s/ J. Andre Weisbrod

     *J. Andre Weisbrod,

      Chairman of the Board of Trustees

Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard Levkoy

   *Richard Levkoy, .

     Trustee, Chairman of the Audit Committee

Date:  March 23, 2009

*Print the name and title of each signing officer under his or her signature.